Landfill Closure and Post-Closure Costs	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

20. Landfill Closure and Post-Closure Costs

The tables below outline key assumptions used to determine the value of landfill closure and post-closure costs. The tables also outline the expected timing of undiscounted landfill closure and post-closure expenditures and changes to landfill closure and post-closure costs between periods.

December 31, 2014
Fair value of legally restricted assets (funded landfill post-closure costs)	$11,365
Undiscounted closure and post-closure costs	$696,491
Credit adjusted risk-free rates - Canadian segment landfills	4.6 - 9.5%
Credit adjusted risk-free rates - U.S. segment landfills	4.5 - 7.2%
Expected timing of undiscounted landfill closure and post-closure expenditures
2015	$9,519
2016	9,916
2017	16,989
2018	8,962
2019	6,744
Thereafter	644,361
$696,491

	December 31
	2014	2013

Landfill closure and post-closure costs, beginning of the year	$124,454	$113,152
Provision for landfill closure and post-closure costs, during the year	9,974	11,796
Accretion of landfill closure and post-closure costs, during the year	6,132	5,655
Landfill closure and post-closure expenditures, during the year	(4,696)	(4,276)
Disposal of landfill closure and post-closure costs, during the year	(960)	-
Revisions to estimated cash flows, during the year	(1,472)	517
Foreign currency translation adjustment, for the year	(3,287)	(2,390)
	130,145	124,454
Less current portion of landfill closure and post-closure costs	9,519	10,332
Landfill closure and post-closure costs, end of year	$120,626	$114,122

In the prior year, a $1,017 remediation liability was recorded for the clean-up of contaminated land located in Canada. This same amount was capitalized to land but was determined to be immediately impaired. Accordingly, a $1,017 impairment charge was recorded to net gain on sale of capital assets on the statement of operations and comprehensive income or loss for the year ended December 31, 2013.

The Company is required to deposit monies into a social utility trust for the purpose of settling post-closure costs at its Lachenaie landfill. The funding amount is established by the Quebec Government based on each cubic metre of waste accepted and payment is due quarterly. At December 31, 2014, funded landfill post-closure costs, representing the fair value of legally restricted assets, totals $11,365 (2013 - $10,690 ). At December 31, 2014, $11,058 (2013 - $10,333) was deposited into the social utility trust with the balance, $307 (2013 - $357) remaining unfunded and included in accounts payable.